Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) ($)	Value of Initial Fixed $100 Investment Based on: Company Total Shareholder Return (3) ($)	Net Loss ($ in thousands)
2024	1,659,378	1,394,053	479,228	449,924	5.81	(108,445)
2023	4,520,938	(2,532,456)	519,670	(74,719)	10.53	(105,140)
2022	10,770,157	8,081,926	4,253,243	3,972,964	57.63	(337,018)

Named Executive Officers, Footnote	For 2024 and 2023, our PEO was Robert W. Leasure, Jr., Chief Executive Officer and President, and the Non-PEO NEOs were Beth A. Taylor, Chief Financial Officer and Senior Vice President – Finance and John E. Sagartz, DVM, Ph.D., DACVP, Chief Strategy Officer.
For 2022, our PEO was Robert W. Leasure, Jr., Chief Executive Officer and President, and the Non-PEO NEOs were Beth A. Taylor, Chief Financial Officer and Senior Vice President – Finance, John E. Sagartz, DVM, Ph.D., DACVP, Chief Strategy Officer, Adrian Hardy, Former Executive Vice President, and James Harkness, Former Chief Operating Officer.

PEO Total Compensation Amount	$ 1,659,378	$ 4,520,938	$ 10,770,157
PEO Actually Paid Compensation Amount	$ 1,394,053	(2,532,456)	8,081,926
Adjustment To PEO Compensation, Footnote

	Fiscal 2024		Fiscal 2023		Fiscal 2022
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from SCT	1,659,378	479,228	4,520,938	519,670	10,770,157	4,253,243
(Subtraction): Grant date fair value of stock awards and option awards granted in covered fiscal year	(849,028)	(70,394)	(2,524,498)	(69,788)	(9,077,661)	(3,274,771)
Addition: Fair value at covered fiscal year-end of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	876,000	65,088	897,695	25,924	6,660,574	298,347
Addition (Subtraction): Change in fair value from end of prior fiscal year to end of covered fiscal year of awards granted in prior fiscal years that were outstanding and unvested at end of covered fiscal year	(644,867)	(40,595)	(4,153,440)	(391,313)	(501,667)	(59,448)
Addition: Vesting date fair value of awards granted in covered fiscal year that vested during covered fiscal year	—	—	—	—	—	2,736,624
Addition (Subtraction): Change in fair value from end of prior fiscal year to vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the covered fiscal year	352,570	16,597	(1,273,151)	(159,212)	230,523	18,969
(Subtraction): Fair value at end of prior fiscal year of awards granted in prior fiscal years that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	1,394,053	449,924	(2,532,456)	(74,719)	8,081,926	3,972,964

Non-PEO NEO Average Total Compensation Amount	$ 479,228	519,670	4,253,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 449,924	(74,719)	3,972,964
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal 2024		Fiscal 2023		Fiscal 2022
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from SCT	1,659,378	479,228	4,520,938	519,670	10,770,157	4,253,243
(Subtraction): Grant date fair value of stock awards and option awards granted in covered fiscal year	(849,028)	(70,394)	(2,524,498)	(69,788)	(9,077,661)	(3,274,771)
Addition: Fair value at covered fiscal year-end of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	876,000	65,088	897,695	25,924	6,660,574	298,347
Addition (Subtraction): Change in fair value from end of prior fiscal year to end of covered fiscal year of awards granted in prior fiscal years that were outstanding and unvested at end of covered fiscal year	(644,867)	(40,595)	(4,153,440)	(391,313)	(501,667)	(59,448)
Addition: Vesting date fair value of awards granted in covered fiscal year that vested during covered fiscal year	—	—	—	—	—	2,736,624
Addition (Subtraction): Change in fair value from end of prior fiscal year to vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the covered fiscal year	352,570	16,597	(1,273,151)	(159,212)	230,523	18,969
(Subtraction): Fair value at end of prior fiscal year of awards granted in prior fiscal years that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	1,394,053	449,924	(2,532,456)	(74,719)	8,081,926	3,972,964

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 5.81	10.53	57.63
Net Income (Loss)	$ (108,445,000)	$ (105,140,000)	$ (337,018,000)
PEO Name	Robert W. Leasure, Jr.	Robert W. Leasure, Jr.	Robert W. Leasure, Jr.
Additional 402(v) Disclosure	The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on September 30, 2021 through and including the end of the fiscal year for each year reported in the table.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (849,028)	$ (2,524,498)	$ (9,077,661)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	876,000	897,695	6,660,574
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(644,867)	(4,153,440)	(501,667)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,570	(1,273,151)	230,523
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,394)	(69,788)	(3,274,771)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,088	25,924	298,347
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,595)	(391,313)	(59,448)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,736,624
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,597	(159,212)	18,969
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0